Fair Value of Financial Instruments - Fair Value of Derivative Instruments in Consolidated Statements of Financial Condition and Effect of Changes in Fair Value on Consolidated Statements of Operations (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments owned, at fair value	$ 6,024,018	$ 3,747,519
Financial instruments sold, not yet purchased, at fair value	1,445,437	1,703,640
Derivative instruments not designated as hedging instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments owned, at fair value	202,328	298,393
Financial instruments sold, not yet purchased, at fair value	157,001	289,069
Derivative instruments not designated as hedging instruments [Member] | Purchased call options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments owned, at fair value	237	17,532
Derivative instruments not designated as hedging instruments [Member] | Listed equity options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments owned, at fair value	202,091	280,384
Financial instruments sold, not yet purchased, at fair value	155,942	254,506
Derivative instruments not designated as hedging instruments [Member] | Foreign currency forward contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments owned, at fair value		477
Financial instruments sold, not yet purchased, at fair value	822
Derivative instruments not designated as hedging instruments [Member] | Embedded conversion derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments sold, not yet purchased, at fair value	237	17,532
Derivative instruments not designated as hedging instruments [Member] | Total return swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments sold, not yet purchased, at fair value		17,031
Derivative instruments designated as hedging instruments [Member] | Foreign currency forward contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments owned, at fair value		3,474
Financial instruments sold, not yet purchased, at fair value	$ 4,446